UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Compliance, Legg Mason Europe
Phone:     44-20-7070-7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $685,667 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    95626  1667692 SH       DEFINED 1             1667692        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107    10132   972279 SH       DEFINED 1              972279        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107      156     9200 SH       DEFINED 1                9200        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203      699    22500 SH       DEFINED 1               22500        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      306    18400 SH       DEFINED 1               18400        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105      609     7927 SH       DEFINED 1                7927        0        0
DR REDDYS LABS LTD             ADR              256135203    16283   440535 SH       DEFINED 1              440535        0        0
FIBRIA CELULOSE S A            SP ADR REP COM   31573A109     4049   253001 SH       DEFINED 1              253001        0        0
GAFISA S A                     SPONS ADR        362607301    32565  2241200 SH       DEFINED 1             2241200        0        0
GERDAU S A                     SPONSORED ADR    373737105    46649  3334401 SH       DEFINED 1             3334401        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     3981   258800 SH       DEFINED 1              258800        0        0
ISHARES INC                    MSCI TAIWAN      464286731    19368  1239900 SH       DEFINED 1             1239900        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1727    36234 SH       DEFINED 1               36234        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106   107256  4467117 SH       DEFINED 1             4467117        0        0
MECHEL OAO                     SPON ADR PFD     583840509    13759  1439189 SH       DEFINED 1             1439189        0        0
MECHEL OAO                     SPONSORED ADR    583840103    22439   767652 SH       DEFINED 1              767652        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    11958   572950 SH       DEFINED 1              572950        0        0
NII HLDGS INC                  CL B NEW         62913F201    43178   966809 SH       DEFINED 1              966809        0        0
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    16036   678050 SH       DEFINED 1              678050        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    47912  1402154 SH       DEFINED 1             1402154        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      289     3071 SH       DEFINED 1                3071        0        0
STERLITE INDS INDIA LTD        ADS              859737207    16671  1007917 SH       DEFINED 1             1007917        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      761    60620 SH       DEFINED 1               60620        0        0
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     2126   638297 SH       DEFINED 1              638297        0        0
VALE S A                       ADR              91912E105     3233    93500 SH       DEFINED 1               93500        0        0
VALE S A                       ADR REPSTG PFD   91912E204   151068  4998911 SH       DEFINED 1             4998911        0        0
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200      216     6600 SH       DEFINED 1                6600        0        0
WSP HOLDINGS LIMITED           ADR              92934F104       67    50000 SH       DEFINED 1               50000        0        0
ZHONGPIN INC                   COM              98952K107    16548   811170 SH       DEFINED 1              811170        0        0